Offerings	Sep. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	9.500% First-Out First Lien Secured Senior Notes due 2029 pursuant to Subscription Rights
Amount Registered | shares	12,941,327
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 12,941,327.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,981.32
Offering Note	The amount of registration fee is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The maximum aggregate offering price represents the aggregate principal amount of the Registrant's new 9.500% First-Out First Lien Secured Senior Notes due 2029 to be offered pursuant to the Subscription Rights held by holders of the Registrant's 7.00% Senior Notes due 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 9.500% First-Out First Lien Secured Senior Notes due 2029
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable for the Guarantee of the 9.500% First-Out First Lien Secured Senior Notes due 2029.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share issuable on account of the exercise of Subscription Rights
Amount Registered | shares	379,957
Proposed Maximum Offering Price per Unit	3.26
Maximum Aggregate Offering Price	$ 1,238,659.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 189.64
Offering Note	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $$3.26, which is the average of the high and low prices of the registrant's Common Stock on September 5, 2025 on the Nasdaq, which date is within five (5) business days prior to the filing date of the prospectus that is part of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Underlying Pre-Funded Warrants per the exercise of Initial Public Warrants
Amount Registered | shares	1,194,584
Proposed Maximum Offering Price per Unit	3.26
Maximum Aggregate Offering Price	$ 3,894,343.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 596.22
Offering Note	The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the offering. The proposed maximum offering price per share is $3.26, which is the average of the high and low prices of the registrant's Common Stock on September 5, 2025 on the Nasdaq, which date is within five (5) business days prior to the filing date of the prospectus that is part of this registration statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Underlying shares of Common Stock, par value $0.01 per share per the exercise of Initial Public Warrants and Pre-Funded Public Warrants
Amount Registered | shares	1,194,584
Proposed Maximum Offering Price per Unit	3.26
Maximum Aggregate Offering Price	$ 3,894,343.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 596.22
Offering Note	The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the offering. The proposed maximum offering price per share is $3.26, which is the average of the high and low prices of the registrant's Common Stock on September 5, 2025 on the Nasdaq, which date is within five (5) business days prior to the filing date of the prospectus that is part of this registration statement.